Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

December 10, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

(Filing relates to QS Legg Mason Dynamic Multi-Strategy VIT Portfolio, QS Variable

Conservative Growth, QS Variable Growth and QS Variable Moderate Growth (each a “Fund”))

(File Nos. 333-91278 and 811-21128)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing on behalf of each Fund are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated December 1, 2020 to the summary prospectus and prospectus of the Fund.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger